Leases	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Leases

17.	Leases

The Company is lessee in several lease agreements for forest lands, offices, distribution centers, outgrowers, vehicles, among others. Some contracts have a renewal option for an additional period at the end of the agreement, established by contractual amendments. Automatic renewals or renewals for undetermined periods are not allowed.

The contract clauses mentioned, with respect to renewal, readjustment and purchase option, are contracted according to market practices. In addition, there are no clauses of contingent payments or restrictions on dividends distribution, payments of interest on shareholders’ equity or obtaining debt.

17.1	Right-of-use assets

The right-of-use assets as set forth below are part of the balances of property, plant and equipment (notes 13).

	Average rate (1)	12.31.23	Additions	Disposals	Monetary correction by Hyperinflation	Exchange rate variation	12.31.24
Cost
Land		130,072	1,929	(9,533)	9,663	24,687	156,818
Buildings, facilities and improvements		4,345,335	849,236	(478,689)	(2,517)	57,553	4,770,918
Machinery and equipment		298,548	39,887	(133,708)	(495)	(274)	203,958
Vehicles		422,558	350,602	(382,581)	6,707	82,070	479,356
		5,196,513	1,241,654	(1,004,511)	13,358	164,036	5,611,050

Depreciation
Land	2.83%	(41,450)	(10,958)	6,540	(4,997)	(7,532)	(58,397)
Buildings, facilities and improvements	13.51%	(1,736,196)	(675,400)	429,905	(1,050)	(40,263)	(2,023,004)
Machinery and equipment	19.99%	(81,950)	(47,624)	46,369	1,743	(423)	(81,885)
Vehicles	38.90%	(226,910)	(216,429)	221,110	4,873	(41,638)	(258,994)
		(2,086,506)	(950,411)	703,924	569	(89,856)	(2,422,280)
		3,110,007	291,243	(300,587)	13,927	74,180	3,188,770

(1)	Weighted average annual rate.

	Average rate (1)	12.31.22	Additions	Disposals	Transfers	Monetary correction by hyperinflation	Exchange rate variation	12.31.23
Cost
Land		139,740	9,330	(11,883)	-	1,286	(8,401)	130,072
Buildings, facilities and improvements		4,031,143	1,031,073	(675,341)	(27,655)	12,940	(26,825)	4,345,335
Machinery and equipment		47,688	241,292	(18,148)	27,655	575	(514)	298,548
Vehicles		602,116	138,388	(294,854)	-	4,992	(28,084)	422,558
Software		12,303	-	(12,303)	-	-	-	-
		4,832,990	1,420,083	(1,012,529)	-	19,793	(63,824)	5,196,513

Depreciation
Land	7.37%	(44,006)	(10,680)	11,405	-	277	1,554	(41,450)
Buildings, facilities and improvements	13.56%	(1,784,777)	(574,800)	597,221	15,686	(3,786)	14,260	(1,736,196)
Machinery and equipment	19.40%	(27,283)	(52,424)	14,795	(15,686)	(1,957)	605	(81,950)
Vehicles	35.27%	(346,907)	(179,841)	289,744	-	(7,879)	17,973	(226,910)
Software	-	(10,814)	(1,487)	12,301	-	-	-	-
		(2,213,787)	(819,232)	925,466	-	(13,345)	34,392	(2,086,506)
		2,619,203	600,851	(87,063)	-	6,448	(29,432)	3,110,007

(1)	Weighted average annual rate.

17.2	Lease liabilities

	Weighted average interest rate (p.a.)	WAM (1)	12.31.23	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.24
Land	-	-	106,695	1,929	(5,145)	(9,395)	9,395	(4,477)	20,803	119,805
Buildings, facilities and improvements (2)	-	-	3,174,862	849,236	(612,876)	(143,763)	328,007	(96,818)	16,088	3,514,736
Machinery and equipment	-	-	225,272	39,887	(38,794)	(22,928)	22,928	(93,796)	2,581	135,150
Vehicles	-	-	215,018	350,602	(209,677)	(25,522)	25,522	(173,741)	41,036	223,238
	9.7%	6.2	3,721,847	1,241,654	(866,492)	(201,608)	385,852	(368,832)	80,508	3,992,929

Current			944,326							1,014,813
Non-current			2,777,521							2,978,116
(1)	Weighted average maturity in years.
(2)	Includes the amount of R$2,349,173 (R$1,984,044 as on December 31, 2023) referring to the right of use identified on integrated producers contracts.

	Weighted average interest rate (p.a.)	WAM (1)	12.31.22	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.23
Land	-	-	112,476	9,330	(6,844)	(9,404)	9,404	(1,792)	(6,475)	106,695
Buildings, facilities and improvements (2)	-	-	2,634,074	1,031,073	(530,779)	(142,245)	268,659	(77,896)	(8,024)	3,174,862
Machinery and equipment	-	-	22,565	241,292	(34,756)	(28,660)	28,660	(3,533)	(296)	225,272
Vehicles	-	-	274,215	138,388	(168,473)	(16,677)	16,677	(16,841)	(12,271)	215,018
Software	-	-	1,604	-	(1,604)	(45)	45	-	-	-
	7.5%	7.6	3,044,934	1,420,083	(742,456)	(197,031)	323,445	(100,062)	(27,066)	3,721,847

Current			676,864							944,326
Non-current			2,368,070							2,777,521
(1)	Weighted average maturity in years.
(2)	Includes the amount of R$1,984,044 referring to the right of use identified in integration contracts.

17.3	Lease liabilities maturity schedule

The maturity schedule of the minimum required future payments is presented below:

12.31.24
Current	1,014,813
Non-current	2,978,116
2026	719,971
2027	587,398
2028	413,702
2029	339,134
2030 onwards	917,911
3,992,929

17.4	Amount recognized in the Statements of Income (Loss)

The amounts directly recognized in the statement of income presented below relate to items not capitalized, including: low-value assets, short-term leases and leases with variable payments.

12.31.24
Variable payments not included in the lease liabilities	39,830
Expenses related to short-term leases	38,670
Expenses related to low-value assets	8,815
87,315

Accounting policy:

The Company recognizes a right-of-use asset and a lease liability, which represents the obligation to make payments related to the underlying asset of the lease.

The right-of-use asset is initially measured at cost and comprises the initial amount of the lease liability adjusted by any payment made on or before the contract start date, plus any initial direct cost incurred and estimated cost of dismantling, removing, restoring the asset to its current location, less any incentive received. The options to extend the term, terminate the contracts early and purchase are analyzed individually considering the type of asset involved as well as its relevance to the Company's production process.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date until the end of the useful life of the right-of-use asset or the end of the lease term. In addition, the right-of-use asset is periodically written down to its recoverable amount, when applicable, and adjusted by the subsequent measurement of the lease liability.

The Company does not apply lease accounting model to leases with a term of 12 months or less and that do not contain a purchase option; and leases for which the underlying asset is of low value. For these exemptions, the lease payments are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the future lease payments using the incremental borrowing rate, and subsequently, measured at amortized cost using the effective interest method, which are recorded against financial income (expenses), net.

The liability is remeasured when there is a change in (i) future payments resulting from a change in index or rate, (ii) the amount expected to be payable under a residual value guarantee, or (iii) the assessment of whether the Company will exercise the purchase, renewal or termination option.

When the lease liability is remeasured, the corresponding adjustment is recorded in the book value of the right-of-use asset, or in the statement of income if the book value of the right-of-use asset has been reduced to zero.

Additionally, contracts with indefinite term and no fixed payments are expensed as incurred.